Share-based payment	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share-based payment
Note 7 - Share-based payment
As noted in Note 1 - Significant accounting policies and judgements, Polestar granted shares to employees under the Omnibus Plan as part of the Group’s employee compensation. Under the Omnibus Plan, there are three kinds of programs:
At-listing
Plan, Post-listing Plan, and the Free Share Plan, all of which are equity-settled. The following table illustrates share activity for the year ended December 31, 2022:

	Number of PSUs	Number of RSUs	Number of Free Shares	Total
Outstanding as of January 1, 2022	—	—	—	—
Granted	858,821	629,303	334,990	1,823,114
Vested	—	(170,683)	(330,768)	(501,451)
Cancelled	—	—	—	—

Outstanding as of December 31, 2022	858,821	458,620	4,222	1,321,663

There was no share activity under the Omnibus Plan for the years ended December 31, 2021 and 2020.
The following table illustrates total share-based compensation expense for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
	2022	2021	2020
Selling, general and administrative expense	7,128	—	—
Research and development expense	2,781	—	—

Total	9,909	—	—

At-listing
plan
All executives and other key management members are eligible to receive RSUs under this plan. RSUs were granted on September 9, 2022 with the vesting commencement date of June 24, 2022; 33% of the RSUs vested on October 3, 2022 and the remaining RSUs will vest in two installments, with 33% of the awards vesting on June 24, 2023, and the remaining 34% of awards vesting on June 24, 2024. In order for the RSUs to vest, the employee must remain employed with Polestar at each vesting date.
The total number of RSUs granted was 517,220, with a fair value of $3,476 as of the grant date. The total number of shares vested during the period was 170,683 with a fair value of $1,147. There were no changes to the number of shares granted during the period due to leavers or any vesting/non-vesting
conditions.

Post-listing plan
Under this plan, the EMT (i.e., CEO, CFO, and COO), are eligible to receive PSUs and other key management members are eligible to receive RSUs and PSUs. Awards were granted on September 9, 2022. The Post-listing plan has a three-year
cliff vesting period, where the first vesting date is October 3, 2022 with a final vesting date of June 24, 2025. The vesting commencement date for the Post-listing plan was June 24, 2022. In order for the participants to receive the awards, they must remain employees at Polestar throughout the three-year vesting period, and achieve certain market and non-market
performance-based targets in order to receive the PSUs:
Market condition

•
25% Value Creation – The target is equal to positive relative market value development compared to a specified peer group. This is measured by Relative Total Shareholder Return (“rTSR”) which captures share price change (of a single share) and dividend reinvestment. Relative rTSR is a metric that will be externally measured.

Non-market
conditions

•	25% Cash flow – The target is equal to unleveraged free cash flow accumulated from 2022 – forecasted 2024.

•
20% Environmental, Social, Governance (“ESG”) – The target is equal to Polestar’s total yearly greenhouse gas emissions divided by the number of cars sold for the applicable year. The greenhouse gas emissions are calculated every year according to Greenhouse gas protocol reporting standards. Polestar includes Scope 1, 2 and 3 emissions. The results and methodology are reported in the annual sustainability report.

•
30% Operational milestones – The target is the fulfillment of operational milestones driving growth and stand-alone capabilities. The total number of RSUs granted was 112,083, with a fair value of $753 as of the grant date. The total number of PSUs granted was 858,821, with a fair value of $6,031 as of the grant date. There were no changes to the number of shares granted during the period due to leavers or any vesting/non-vesting
conditions.

Free share plan
All permanent employees hired no later than December 31, 2021 who remained employed were granted free shares on September 30, 2022. The awards vested on October 3, 2022 and are subject to a one-year
holding period. The total number of Free Shares granted and vested was 334,990 and 330,768, respectively, with vested shares fair value of $1,715 as of the grant date. The fair value was determined using the market value of the shares listed on the Nasdaq. Under the Free Share plan, Polestar must withhold the tax obligation related to the share-based payment and transfer that amount in cash to the tax authority on the employee’s behalf. Polestar does not withhold shares in order to settle the employee’s tax obligations.
Marketing consulting services agreement
On March 24, 2022, Polestar granted an equity-settled share-based payment in exchange for marketing services through November 1, 2023. Per the terms of the agreement, 250,000 Class A Shares vested on August 31, 2022, the date the
F-1
Registration Statement became effective. The remaining 250,000 Class A Shares vest over eight equal quarterly installments with a final vesting date of November 1, 2023. The grant date fair value of the marketing consulting agreement was $5,308 which was determined using the market value of the shares listed on the Nasdaq. Of the 500,000 Class A Shares granted, 375,000 Class A Shares with a fair value of $4,946 have vested as of December 31, 2022.